[Logo of WesMark Funds]

Family of Funds

Combined Semi-Annual Report

Small Company Growth Fund

Growth Fund

Balanced Fund

Bond Fund

West Virginia Municipal Bond Fund

Dated July 31, 2001

WESMARK FUNDS
PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the combined Semi-Annual Report for the WesMark Funds. This report covers the six-month period from February 1, 2001 through July 31, 2001, which is the first half of the funds' fiscal year.

WesMark Small Company Growth Fund is managed to help your money pursue capital appreciation. To pursue that objective, the fund invests in a diversified portfolio of common stocks of small-sized companies with above-average potential for price appreciation.* These companies typically have above-average earnings growth potential or are experiencing significant changes, such as new products, services, or methods of distributions, or overall business restructuring. The reporting period was a difficult one for small-company growth stocks. As a result, the fund's total return was (16.44)%.** During the reporting period, the fund paid capital gains totaling $0.21 per share. On the last day of the reporting period, the fund's net assets reached $24.8 million.

WesMark Growth Fund is managed to help your money grow over time. To pursue that objective, the fund invests in a diversified portfolio of stocks selected for their long-term potential to provide above-average returns. At the end of the reporting period, the fund's portfolio included well-known names like AOL Time Warner, BP Amoco, Dell Computer, General Electric, J.P. Morgan Chase, PepsiCo, Pfizer, and Wal-Mart. During the six-month reporting period, the fund's total return of (8.67)% reflected the difficult environment for growth stocks.** During the reporting period, the fund paid capital gains totaling $0.59 per share. On the last day of the reporting period, the fund's net assets reached $251.8 million.

WesMark Balanced Fund pursues capital appreciation and income by investing in a diversified portfolio of stocks and bonds. At the end of the reporting period, more than 70% of the fund's portfolio was invested primarily in high-quality common and preferred stocks. The rest of the portfolio was invested across U.S. government agency bonds and investment-grade corporate bonds. During the reporting period, due to a difficult environment for stocks, the fund's total return was (5.17)%.** Monthly income dividends totaling $0.12 per share helped offset the negative impact of the decline in the value of the fund's stock holdings. In addition the fund paid capital gains totaling $0.22 per share. At the end of the reporting period, the fund's total net assets totaled $83.4 million.

WesMark Bond Fund is managed to help your money earn a high level of current income by investing in a diversified portfolio of high-quality bonds. At the end of the reporting period, more than half of the fund's $157.1 million portfolio was invested in corporate bonds, with the remainder invested across government agency bonds and commercial paper. During the reporting period, the fund paid monthly income dividends totaling $0.27 per share while the net asset value increased by $0.13 in a relatively positive environment for bonds. The income and net asset value increase resulted in a 4.16% total return.**

WesMark West Virginia Municipal Bond Fund is managed to help your money earn income free from federal income tax and West Virginia state income tax.*** To pursue that objective, it invests in a portfolio of high-quality bonds issued by West Virginia municipalities. During the reporting period, the fund paid double tax-free income dividends totaling $0.23 per share. The fund's net asset value increased from $10.27 to $10.33. Through the dividends and net asset value increase, the fund produced a positive total return of 2.82%.** At the end of the reporting period, the fund's net assets totaled more than $64.6 million.

Please remember that the performance of stocks is best measured over the long-term. The short-term volatility that we have been experiencing, while painful, is part of stock investing. For many investors, a price decline presents the opportunity to dollar-cost average, or lower the average cost of their shares by purchasing additional shares at lower prices.****

Thank you for pursuing your financial goals through the diversification and professional management of the WesMark Funds.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President

* Small company stocks may be less liquid and subject to greater price volatility than larger capitalization stocks.

** Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price, (i.e. less any applicable sales charge) were: WesMark Small Company Growth Fund, (20.42)%; WesMark Growth Fund, (12.99)%; WesMark Balanced Fund, (9.71)%; WesMark Bond Fund, 0.29%; and WesMark West Virginia Municipal Bond Fund, (1.03)%.

*** Income may be subject to the federal alternative minimum tax.

**** Dollar-cost averaging does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2001 (Unaudited)
Shares or Principal Amount			Value
COMMON STOCKS--88.2%
		APPLICATIONS SOFTWARE--3.3%
30,000	(a)	Peregrine Systems, Inc.	$820,500

		BROADCASTING--RADIO--0.1%
4,000	(a)	Sirius Satellite Radio, Inc.	32,200

		BUSINESS SOFTWARE & SERVICES--2.4%
10,000	(a)	Descartes Systems Group, Inc.	136,600
15,000	(a)	EXETechnologies, Inc.	62,850
15,000	(a)	Informatica Corp.	124,050
50,000	(a)	Signal Soft Corp.	281,500

		TOTAL	605,000

		DAIRY PRODUCTS--3.3%
15,000	(a)	Suiza Foods Corp.	826,350

		DIVERSIFIED ELECTRONICS--2.6%
5,000	(a)	Electro Scientific Industries, Inc.	160,750
25,000	(a)	KEMET Corp.	484,000

		TOTAL	644,750

		DIVERSIFIED MANUFACTURING--2.9%
20,000		Carlisle Cos., Inc.	722,800

		DRUG MANUFACTURERS--1.3%
8,000	(a)	Vertex Pharmaceuticals, Inc.	319,600

		E-SERVICES--CONSULTING--0.5%
20,000	(a)	Sapient Corp.	125,000

		ELECTRONIC COMPONENTS--MISC.--2.7%
20,000	(a)	Gentex Corp.	655,800

		HEALTH TECHNOLOGY--1.9%
15,500	(a)	Specialty Laboratories, Inc.	482,050

		INTERNET SOFTWARE & SERVICES--5.7%
20,000	(a)	Check Free Corp.	603,200
10,000	(a)	E.piphany, Inc.	89,500
20,000	(a)	FreeMarkets, Inc.	398,400
45,000	(a)	Real Networks, Inc.	315,900

		TOTAL	1,407,000

		INVESTMENT BROKERAGE--1.4%
9,700		Jefferies Group, Inc.	343,962

		MEDICAL INSTRUMENTS & SUPPLIES--0.8%
10,000	(a)	ABIOMED, Inc.	190,000

		MULTI MEDIA--2.7%
35,000		Belo Corp., Series A	662,900

		OIL & GAS EQUIPMENT & SERVICES--4.0%
50,000	(a)	Newpark Resources, Inc.	444,000
35,000	(a)	Pride International, Inc.	543,200

		TOTAL	987,200

		OIL COMPANIES--EXPLORATION & PRODUCTION--12.9%
30,000		Cabot Oil & Gas Corp., Class A	753,000
10,000		Devon Energy Corp.	542,100
10,000	(a)	Louis Dreyfus Natural Gas Corp.	326,200
15,000	(a)	Spinnaker Exploration Co.	604,500
4,000	(a)	Stone Energy Corp.	182,200
52,500		XTO Energy, Inc.	789,075

		TOTAL	3,197,075

		REGIONAL BANKS--3.3%
25,000		Banknorth Group, Inc.	574,000
5,000		FirstMerit Corp.	125,850
3,000		Hancock Holding Co.	125,760

		TOTAL	825,610

		SAVINGS & LOANS--1.0%
10,000		First Financial Holdings, Inc.	239,000

		SECURITY SOFTWARE & SERVICES--0.9%
50,000	(a)	Entrust Technologies, Inc.	225,500

		SEMICONDUCTOR EQUIPMENT & MATERIALS--15.5%
35,000	(a)	Asyst Technologies, Inc.	528,150
30,000	(a)	Credence Systems Corp.	621,000
12,000	(a)	DuPont Photomasks, Inc.	462,840
40,000	(a)	MKS Instruments, Inc.	1,023,600
25,000	(a)	Photronics, Inc.	522,500
30,000	(a)	Ultratech Stepper, Inc.	690,300

		TOTAL	3,848,390

		SEMICONDUCTOR--INTEGRATED CIRCUITS--6.5%
35,000	(a)	Cypress Semiconductor Corp.	954,800
40,000		inSilicon Corp.	163,600
25,000	(a)	Vitesse Semiconductor Corp.	494,750

		TOTAL	1,613,150

		SPECIALTY CHEMICALS--2.3%
15,000		Cabot Corp.	559,650

		TELECOMMUNICATIONS--CELLULAR--2.3%
15,000	(a)	Triton PCS Holdings, Inc., Class A	580,500

		TELECOMMUNICATIONS EQUIPMENT--4.3%
65,000	(a)	ANTEC Corp.	669,500
10,000	(a)	Gilat Satellite Networks Ltd.	131,000
40,000	(a)	MRV Communications, Inc.	276,800

		TOTAL	1,077,300

		TELECOMMUNICATIONS SERVICES--2.5%
15,000	(a)	Allegiance Telecom, Inc.	224,850
10,000	(a)	Leap Wireless International, Inc.	245,400
70,000	(a)	Williams Communications Group, Inc.	151,200

		TOTAL	621,450

		TEXTILE APPAREL--1.1%
5,000		Liz Claiborne, Inc.	265,750

TOTAL COMMON STOCKS (identified cost $23,612,859)			21,878,487

(b)COMMERCIAL PAPER--6.0%
		FINANCE--COMMERCIAL--6.0%
$1,000,000		General Electric Capital Corp., 3.60%, 8/6/2001	999,479
500,000		Three Rivers Funding Corp., 3.67%, 8/2/2001	499,948

TOTAL COMMERCIAL PAPER (at amortized cost)			1,499,427

GOVERNMENT AGENCIES--3.0%
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.0%
750,000		Series BB, Zero Coupon, 8/16/2001 (at amortized cost)	748,862

MUTUAL FUND--2.9%
731,168		Federated U.S. Treasury Cash Reserves Fund (at net asset value)	731,168

TOTAL INVESTMENTS (identified cost $26,592,316)(c)			$24,857,944

(a) Non-income producing security.

(b) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c) The cost of investments for federal tax purposes amounts to $26,592,316. The net unrealized depreciation of investments on a federal tax basis amounts to $1,734,372 which is comprised of $2,570,282 appreciation and $4,304,654 depreciation at July 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($24,820,937) at July 31, 2001.

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2001 (Unaudited)
Shares or Principal Amount			Value
COMMON STOCKS--98.2%
		AEROSPACE/DEFENSE--1.5%
50,000		United Technologies Corp.	$3,670,000

		ASSET MANAGEMENT--2.0%
115,000		Franklin Resources, Inc.	4,961,100

		BANKS--MAJOR REGIONAL--7.6%
60,000		Bank One Corp.	2,322,600
50,000		Cullen Frost Bankers, Inc.	1,755,500
75,000		J.P. Morgan Chase & Co.	3,247,500
100,000		National Commerce Financial Corp.	2,630,000
200,000		Wells Fargo & Company	9,212,000

		TOTAL	19,167,600

		BEVERAGES--ALCOHOL--1.6%
92,000		Anheuser-Busch Cos., Inc.	3,984,520

		BEVERAGES--SOFT--3.1%
165,000		PepsiCo, Inc.	7,693,950

		BIOMEDICAL--3.4%
135,000	(a)	Amgen, Inc.	8,465,850

		CHEMICALS--DIVERSIFIED--1.7%
100,000		Eastman Chemical Co.	4,388,000

		COMPUTERS--2.5%
50,000	(a)	EMC Corp. Mass	986,000
325,000	(a)	Sun Microsystems, Inc.	5,294,250

		TOTAL	6,280,250

		CONGLOMERATES--2.7%
60,000		Minnesota Mining & Manufacturing Co.	6,712,800

		DIVERSIFIED OPERATIONS--1.7%
100,000		General Electric Co.	4,350,000

		DRUGS & HEALTH CARE--9.4%
75,000	(a)	Genentech, Inc.	3,172,500
75,000	(a)	Medimmune, Inc.	2,889,000
165,000		Merck & Co., Inc.	11,216,700
65,000		Novartis AG, ADR	2,276,300
100,000		Pfizer, Inc.	4,122,000

		TOTAL	23,676,500

		ELECTRONIC COMPONENTS--SEMICONDUCTOR--1.7%
125,000		Texas Instruments, Inc.	4,312,500

		ELECTRONIC SYSTEMS--1.2%
160,000		General Motors Corp., Class H	3,088,000

		FINANCE--MORTGAGE & RELATED SERVICES--1.1%
65,000		Countrywide Credit Industries, Inc.	2,815,150

		FOOD--MAJOR DIVERSIFIED--2.3%
425,000		Archer-Daniels-Midland Co.	5,690,750

		INDEPENDENT OIL & GAS--0.8%
40,000		El Paso Energy Corp.	2,070,000

		INSURANCE PROPERTY & CASUALTY--1.2%
95,000		SAFECO Corp.	3,013,400

		INTERNET INFORMATION PROVIDERS--3.6%
200,000	(a)	AOL Time Warner, Inc.	9,090,000

		LONG DISTANCE CARRIERS--0.3%
50,000	(a)	WorldCom, Inc.--WorldCom Group	700,000

		NETWORKING PRODUCTS--1.9%
250,000	(a)	Cisco Systems, Inc.	4,805,000

		OIL & GAS DRILLING--1.9%
80,000	(a)	Nabors Industries, Inc.	2,344,000
75,000		Transocean Sedco Forex, Inc.	2,421,750

		TOTAL	4,765,750

		OIL & GAS EQUIPMENT & SERVICES--2.2%
165,000		Williams Cos., Inc. (The)	5,527,500

		OIL COMPONENTS--EXPLORATION & PRODUCTION--8.7%
286,300		Burlington Resources, Inc.	12,382,475
272,425		EOG Resources, Inc.	9,630,224

		TOTAL	22,012,699

		OIL FIELD--MACHINERY & EQUIPMENT--2.5%
180,000		Baker Hughes, Inc.	6,404,400

		OIL--INTEGRATED--8.5%
200,000		BP Amoco PLC, ADR	9,884,000
200,000		Phillips Petroleum Co.	11,418,000

		TOTAL	21,302,000

		PERSONAL COMPUTERS--0.9%
80,000	(a)	Dell Computer Corp.	2,154,400

		PRINTED CIRCUIT BOARDS--2.6%
200,000	(a)	Jabil Circuit, Inc.	6,500,000

		PROTECTION--SAFETY--4.7%
225,000		Tyco International Ltd.	11,970,000

		REGIONAL--NORTHEAST BANKS--1.5%
120,000		North Fork Bancorp, Inc.	3,892,800

		RETAIL DISCOUNT--3.1%
140,000		Wal-Mart Stores, Inc.	7,826,000

		RETAIL--FOOD--2.6%
250,000	(a)	Kroger Co., Inc.	6,590,000

		SEMICONDUCTOR--BROAD LINE--1.5%
125,000		Intel Corp.	3,726,250

		SEMICONDUCTOR EQUIPMENT & MATERIALS--0.9%
50,000	(a)	Applied Materials, Inc.	2,293,000

		TELECOMMUNICATIONS EQUIPMENT--1.4%
50,000		Nokia Oyj, Class A, ADR	1,090,500
50,000		Scientific-Atlanta, Inc.	1,272,500
75,000	(a)	Tellabs, Inc.	1,235,250

		TOTAL	3,598,250

		TELECOMMUNICATIONS SERVICES--3.4%
80,000		SBC Communications, Inc.	3,602,400
175,000	(a)	Sprint Corp. (PCS Group)	4,536,000
200,000	(a)	Williams Communications Group, Inc.	432,000

		TOTAL	8,570,400

		TRANSPORTATION--RAIL--0.5%
50,000		Burlington Northern Santa Fe	1,337,000

TOTAL COMMON STOCKS (identified cost $229,276,435)			247,405,819

(b)COMMERCIAL PAPER--1.4%
		FINANCE--AUTOMOTIVE--1.4%
$3,500,000		Ford Motor Credit Corp., 3.77%, 8/6/2001 (at amortized cost)	3,498,172

MUTUAL FUND--0.2%
428,271		Federated U.S. Treasury Cash Reserves Fund (at net asset value)	428,271

TOTAL INVESTMENTS (identified cost $233,202,878)(c)			$251,332,262

(a) Non-income producing security.

(b) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c) The cost of investments for federal tax purposes amounts to $233,202,878. The net unrealized appreciation of investments on a federal tax basis amounts to $18,129,384 which is comprised of $28,766,835 appreciation and $10,637,451 depreciation at July 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($251,819,568) at July 31, 2001.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

July 31, 2001 (Unaudited)
Shares or Principal Amount			Value
COMMON STOCKS--68.9%
		AEROSPACE/DEFENSE--0.5%
6,000		United Technologies Corp.	$440,400

		ASSET MANAGEMENT--1.0%
20,000		Franklin Resources, Inc.	862,800

		BANKS--MAJOR REGIONAL--3.9%
25,000		Bank One Corp.	967,750
10,000		J.P. Morgan Chase & Co.	433,000
40,000		Wells Fargo & Company	1,842,400

		TOTAL	3,243,150

		BEVERAGES--ALCOHOL--1.6%
30,000		Anheuser-Busch Cos., Inc.	1,299,300

		BEVERAGES--SOFT--2.2%
40,000		PepsiCo, Inc.	1,865,200

		BIOMEDICAL--2.6%
35,000	(a)	Amgen, Inc.	2,194,850

		CHEMICALS--DIVERSIFIED--1.3%
25,000		Eastman Chemical Co.	1,097,000

		COMPUTERS--1.4%
20,000	(a)	EMC Corp. Mass	394,400
50,000	(a)	Sun Microsystems, Inc.	814,500

		TOTAL	1,208,900

		CONGLOMERATES--2.0%
15,000		Minnesota Mining & Manufacturing Co.	1,678,200

		DIVERSIFIED OPERATIONS--4.2%
80,000		General Electric Co.	3,480,000

		DRUGS & HEALTH CARE--5.6%
35,000		Merck & Co., Inc.	2,379,300
30,000		Novartis AG, ADR	1,050,600
30,000		Pfizer, Inc.	1,236,600

		TOTAL	4,666,500

		ELECTRONIC COMPONENTS--SEMICONDUCTOR--1.2%
30,000		Texas Instruments, Inc.	1,035,000

		ELECTRONIC SYSTEMS--0.6%
25,000		General Motors Corp., Class H	482,500

		FINANCE--MORTGAGE & RELATED SERVICES--1.0%
20,000		Countrywide Credit Industries, Inc.	866,200

		FOOD--MAJOR DIVERSIFIED--1.6%
100,000		Archer-Daniels-Midland Co.	1,339,000

		INTERNET INFORMATION PROVIDERS--2.2%
40,500	(a)	AOL Time Warner, Inc.	1,840,725

		NETWORKING PRODUCTS--1.2%
50,000	(a)	Cisco Systems, Inc.	961,000

		OIL & GAS--DRILLING--2.7%
25,000		El Paso Energy Corp.	1,293,750
15,000	(a)	Nabors Industries, Inc.	439,500
15,000		Transocean Sedco Forex, Inc.	484,350

		TOTAL	2,217,600

		OIL & GAS EQUIPMENT & SERVICES--3.2%
80,000		Williams Cos., Inc. (The)	2,680,000

		OIL COMPONENTS--EXPLORATION & PRODUCTION--3.1%
40,000		Burlington Resources, Inc.	1,730,000
25,000		EOG Resources, Inc.	883,750

		TOTAL	2,613,750

		OIL FIELD--MACHINERY & EQUIPMENT--1.2%
28,000		Baker Hughes, Inc.	996,240

		OIL--INTEGRATED--6.6%
53,120		BP Amoco PLC, ADR	2,625,190
50,000		Phillips Petroleum Co.	2,854,500

		TOTAL	5,479,690

		PRINTED CIRCUIT BOARDS--1.2%
30,000	(a)	Jabil Circuit, Inc.	975,000

		PROTECTION--SAFETY--2.9%
45,000		Tyco International Ltd.	2,394,000

		PUBLISHING--NEWSPAPERS--1.5%
30,000		Tribune Co.	1,237,800

		REGIONAL--NORTHEAST BANKS--1.2%
30,000		North Fork Bancorp, Inc.	973,200

		RETAIL DISCOUNT--1.3%
20,000		Wal-Mart Stores, Inc.	1,118,000

		RETAIL--FOOD--1.9%
60,000	(a)	Kroger Co., Inc.	1,581,600

		SEMICONDUCTOR EQUIPMENT & MATERIALS--1.0%
18,000	(a)	Applied Materials, Inc.	825,480

		TELECOMMUNICATIONS EQUIPMENT--2.3%
40,000		Nokia Oyj, Class A, ADR	872,400
15,000		Scientific-Atlanta, Inc.	381,750
40,000	(a)	Tellabs, Inc.	658,800

		TOTAL	1,912,950

		TELECOMMUNICATIONS SERVICES--3.6%
30,000		SBC Communications, Inc.	1,350,900
60,000	(a)	Sprint Corp. (PCS Group)	1,555,200
65,791	(a)	Williams Communications Group, Inc.	142,109

		TOTAL	3,048,209

		UTILITY--ELECTRIC POWER--1.1%
20,000		American Electric Power Co., Inc.	900,000

TOTAL COMMON STOCKS (identified cost $51,152,447)			57,514,244

PREFERRED STOCKS--1.7%
		FINANCE--1.2%
15,000		Merrill Lynch Preferred Capital Trust III	373,800
25,000		Merrill Lynch Preferred Capital Trust IV	625,500

		TOTAL	999,300

		TELECOMMUNICATIONS--CELLULAR--0.5%
20,000		Motorola Capital Trust, Pfd.	455,600

TOTAL PREFERRED STOCKS (identified cost $1,487,500)			1,454,900

CORPORATE BONDS--23.1%
		AUTOMOBILE--1.2%
$1,000,000		Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	990,863

		COMPUTERS--1.2%
1,000,000		Sun Microsystems, Inc., Sr. Note, 7.35%, 8/15/2004	1,041,854

		FINANCE--2.6%
500,000		Household Finance Corp., Note, 7.25%, 5/15/2006	533,010
500,000		PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	497,334
1,000,000		Washington Mutual, Inc., Sub. Note, 8.25%, 4/1/2010	1,111,384

		TOTAL	2,141,728

		FINANCE--AUTOMOTIVE--1.3%
1,000,000		Ford Motor Credit Co., Unsecd. Note, 7.50%, 3/15/2005	1,061,893

		OIL COMPONENTS--EXPLORATION & PRODUCTION--3.0%
1,500,000		EOG Resources, Inc., Note, 6.50%, 12/1/2007	1,525,372
1,000,000		Smith International, Inc., Note, 6.75%, 2/15/2011	1,008,075

		TOTAL	2,533,447

		OIL--INTEGRATED--6.8%
1,000,000		Coastal Corp., Deb., 9.625%, 5/15/2012	1,178,789
1,000,000		Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	1,012,277
2,000,000		Phillips Petroleum Co., Deb., 9.375%, 2/15/2011	2,401,332
1,000,000		Sunoco, Inc., Note, 7.75%, 9/1/2009	1,067,173

		TOTAL	5,659,571

		PAPER & FOREST PRODUCTS--3.9%
2,000,000		Federal Paper Board Co., Inc., Deb., 8.875%, 7/1/2012	2,235,600
1,000,000		Weyerhaeuser Co., Deb., 7.50%, 3/1/2013	1,050,089

		TOTAL	3,285,689

		PROTECTION--SAFETY--2.4%
1,000,000		Tyco International Group, Company Guarantee, 6.125%, 1/15/2009	990,624
1,000,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,025,653

		TOTAL	2,016,277

		RETAIL--FOOD--0.7%
500,000		Kroger Co., Inc., Company Guarantee, 8.05%, 2/1/2010	551,839

TOTAL CORPORATE BONDS (identified cost $18,484,695)			19,283,161

GOVERNMENT AGENCIES--4.3%
		FEDERAL HOME LOAN BANK--2.4%
2,000,000		5.80%, 2/8/2007	2,026,046

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.9%
1,500,000		6.92%, 12/3/2012	1,530,621

TOTAL GOVERNMENT AGENCIES (identified cost $3,434,196)			3,556,667

(b)COMMERCIAL PAPER--2.4%
2,000,000		Ford Motor Credit Corp., 3.73%, 8/8/2001 (at amortized cost)	1,998,549

MUTUAL FUND--1.4%
1,155,275		Federated U.S. Treasury Cash Reserves Fund (at net asset value)	1,155,275

TOTAL INVESTMENTS (identified cost $77,712,662)(c)			$84,962,796

(a) Non-income producing security.

(b) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(c) The cost of investments for federal tax purposes amounts to $77,712,662. The net unrealized appreciation of investments on a federal tax basis amounts to $7,250,134 which is comprised of $11,708,926 appreciation and $4,458,792 depreciation at July 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($83,427,357) at July 31, 2001.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2001 (Unaudited)
Principal Amount or Shares		Value
CORPORATE BONDS--53.0%
	AUTO MANUFACTURERS--MAJOR--0.8%
$1,000,000	General Motors Corp., Note, 9.45%, 11/1/2011	$1,207,871

	AUTOMOTIVE--2.5%
3,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	2,972,589
1,000,000	Goodyear Tire & Rubber Co., Note, 6.625%, 12/1/2006	989,036

	TOTAL	3,961,625

	BANKING--5.4%
1,000,000	Bank of America Corp., Sr. Note, 5.875%, 2/15/2009	985,939
1,000,000	Bank One Texas, Sub. Note, 6.25%, 2/15/2008	1,007,027
2,000,000	NCNB Corp., Sub. Note, 9.375%, 9/15/2009	2,353,462
2,000,000	NationsBank Corp., Sub. Note, 7.80%, 9/15/2016	2,156,136
2,000,000	Wells Fargo & Co., Sub. Note, 6.25%, 4/15/2008	2,020,818

	TOTAL	8,523,382

	BASIC MATERIALS--0.6%
1,000,000	Worthington Industries, Inc., Note, 7.125%, 5/15/2006	990,283

	COMPUTER SERVICES--1.3%
1,000,000	Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,000,953
1,000,000	First Data Corp., Note, MTN, Series D, 6.375%, 12/15/2007	1,030,965

	TOTAL	2,031,918

	COMPUTERS--2.6%
4,000,000	Sun Microsystems, Inc., Sr. Note, 7.65%, 8/15/2009	4,135,828

	COMPUTERS--MAINFRAME--2.1%
3,000,000	International Business Machines Corp., Deb., 7.50%, 6/15/2013	3,332,526

	ENERGY--1.3%
1,000,000	Carolina Power & Light Co., Sr. Note, 7.50%, 4/1/2005	1,062,459
1,000,000	Columbia Energy Group, Note, 7.32%, 11/28/2010	1,019,564

	TOTAL	2,082,023

	FINANCE--3.0%
1,000,000	Donaldson, Lufkin and Jenrette Securities Corp., MTN, 6.90%, 10/1/2007	1,041,581
750,000	Merrill Lynch & Co., Inc., Note, 7.00%, 1/15/2007	781,360
2,000,000	National City Corp., Sub. Note, 6.875%, 5/15/2019	1,965,734
1,000,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	994,668

	TOTAL	4,783,343

	FINANCE--AUTOMOTIVE--2.8%
3,000,000	Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	2,887,950
1,500,000	General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	1,620,201

	TOTAL	4,508,151

	FINANCIAL SERVICES--1.4%
2,000,000	Household Finance Corp., Note, 8.00%, 7/15/2010	2,215,246

	INSTRUMENTS--CONTROL--0.7%
1,000,000	Honeywell International, Inc., Note, 7.00%, 3/15/2007	1,056,843

	INSURANCE--2.6%
2,000,000	Allstate Corp., Deb., 7.50%, 6/15/2013	2,147,736
2,000,000	Progressive Corp., OH, Note, 7.00%, 10/1/2013	2,024,280

	TOTAL	4,172,016

	METALS & MINING--0.6%
1,000,000	Commercial Metals Corp., Note, 6.75%, 2/15/2009	930,066

	OIL--1.0%
1,400,000	Coastal Corp., Deb., 9.625%, 5/15/2012	1,650,305

	OIL--INTEGRATED--3.7%
2,000,000	Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	2,024,554
630,000	Phillips Petroleum Co., Deb., 9.375%, 2/15/2011	756,420
3,000,000	Phillips Petroleum Co., Note, 6.375%, 3/30/2009	3,039,972

	TOTAL	5,820,946

	OIL & GAS--DRILLING--1.9%
3,000,000	El Paso Corp., Sr. Note, 7.00%, 5/15/2011	3,014,889

	OIL COMPONENTS--EXPLORATION & PRODUCTION--5.5%
1,000,000	Burlington Resources, Inc., Deb., 7.375%, 3/1/2029	1,031,531
1,050,000	Burlington Resources, Inc., Deb., 8.20%, 3/15/2025	1,182,245
3,000,000	EOG Resources, Inc., Note, 6.00%, 12/15/2008	2,915,124
3,500,000	EOG Resources, Inc., Note, 6.50%, 12/1/2007	3,559,202

	TOTAL	8,688,102

	OIL REFINING & MARKETING--3.1%
3,000,000	Tosco Corp., Note, 7.625%, 5/15/2006	3,228,237
500,000	Union Oil of California, Deb., 9.125%, 2/15/2006	565,748
1,000,000	Union Oil of California, Company Guarantee, MTN, Series C, 6.70%, 10/15/2007	1,034,636

	TOTAL	4,828,621

	PHARMACEUTICALS--1.3%
2,000,000	Lilly (Eli) & Co., Note, 6.57%, 1/1/2016	2,081,076

	PROTECTION--SAFETY--1.9%
3,000,000	Tyco International Group, Company Guarantee, 6.125%, 1/15/2009	2,971,872

	RETAIL--FOOD--3.1%
3,000,000	Kroger Co., Inc., Company Guarantee, 8.05%, 2/1/2010	3,311,034
1,500,000	Kroger Co., Inc., Sr. Note, 8.15%, 7/15/2006	1,654,347

	TOTAL	4,965,381

	TRANSPORTATION--RAIL--1.9%
3,000,000	Burlington Northern Santa Fe, Deb., 6.875%, 2/15/2016	3,080,364

	UTILITY--TELEPHONE--1.9%
2,000,000	Alltel Corp., Deb., 7.00%, 3/15/2016	2,018,754
1,000,000	GTE Northwest, Inc., Deb., 6.30%, 6/1/2010	1,000,507

	TOTAL	3,019,261

TOTAL CORPORATE BONDS (identified cost $80,089,676)		84,051,938

GOVERNMENT AGENCIES--34.2%
	FEDERAL FARM CREDIT BANK--2.0%
3,000,000	7.95%, 1/22/2010	3,158,682

	FEDERAL HOME LOAN BANK--16.0%
5,000,000	5.375%, 1/27/2005	5,067,390
5,000,000	5.40%, 1/24/2005	5,058,155
5,000,000	5.75%, 7/25/2006	5,082,780
6,335,000	5.83%, 9/30/2013	6,164,411
3,000,000	6.50%, 9/9/2008	3,007,878
1,000,000	6.75%, 8/27/2013	1,000,560

	TOTAL	25,381,174

	FEDERAL HOME LOAN MORTGAGE CORPORATION--8.6%
6,538,107	6.00%, 4/1/2013--10/1/2013	6,591,524
2,000,000	6.625%, 3/12/2008	2,001,098
5,000,000	6.635%, 4/6/2009	5,007,775

	TOTAL	13,600,397

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.1%
3,000,000	MTN, 6.92%, 12/3/2012	3,061,242
5,000,000	Series BB, Zero Coupon, 8/16/2001	4,992,417

	TOTAL	8,053,659

	TENNESSEE VALLEY AUTHORITY--2.5%
4,000,000	Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	4,013,476

TOTAL GOVERNMENT AGENCIES (identified cost $53,542,397)		54,207,388

(a)COMMERCIAL PAPER--11.0%
4,500,000	General Electric Capital Corp., 3.76%, 8/6/2001	4,497,656
7,000,000	Market Street Funding Corp., 3.70%, 8/17/2001	6,988,489
6,000,000	Sweetwater Capital Corp., 3.79%, 8/1/2001	6,000,000

TOTAL COMMERCIAL PAPER (at amortized cost)		17,486,145

MUTUAL FUND--0.9%
1,428,950	Federated Prime Obligations Fund (at net asset value)	1,428,950

TOTAL INVESTMENTS (identified cost $152,547,168)(b)		$157,174,421

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) The cost of investments for federal tax purposes amounts to $152,547,168. The net unrealized appreciation of investments on a federal tax basis amounts to $4,627,253 which is comprised of $5,055,629 appreciation and $428,376 depreciation at July 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($158,527,081) at July 31, 2001.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2001 (Unaudited)
Principal Amount or Shares			Credit Rating*	Value
LONG-TERM MUNICIPALS--96.3%
		WEST VIRGINIA--96.3%
$400,000		Beckley, WV, Sewage System, Refunding Revenue Bonds, Series A, 6.75% (Original Issue Yield: 6.875%), 10/1/2025	NR	$413,144
100,000		Brooke County, WV, Board of Education, GO UT Refunding Bonds, 8.75% (AMBAC INS), 8/1/2001	AAA	100,000
500,000		Cabell County, WV, Board of Education, GO UT, 4.60% (Original Issue Yield: 4.70%), 5/1/2003	A+	512,360
500,000		Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA INS), 5/1/2006	AAA	551,875
190,000		Cabell, Putnam & Wayne Counties, WV, Single Family Residence Mortgage Revenue Bonds, 7.375% (FGIC INS), 4/1/2010	AAA	217,561
355,000		Charles Town, WV, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	AA	359,927
160,000		Charles Town, WV, Residential Mortgage Revenue Bonds, 6.20%, 3/1/2011	A1	162,630
340,000		Charles Town, WV, Waterworks and Sewer Systems, Refunding Revenue Bonds, 5.00%, 10/1/2012	AA	346,232
1,270,000		Charleston, WV, Building Commission, Parking Facility Refunding Revenue Bonds, Zero Coupon (Original Issue Yield: 7.00%), 12/1/2017	NR	484,492
125,000		Charleston, WV, Building Commission, Revenue Bonds, 5.60% (Public Safety Center)/(Original Issue Yield: 5.60%), 6/1/2019	NR	120,620
235,000		Charleston, WV, Building Commission, Revenue Bonds, 5.85% (Center for Arts and Sciences Project)/(Original Issue Yield: 5.85%), 6/1/2019	NR	231,910
500,000		Charleston, WV, Civic Center Revenue, Improvement Bonds, 6.25%, 12/1/2015	NR	520,760
355,000		Charleston, WV, GO UT, 7.20%, 10/1/2003	A1	384,788
1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	A1	1,476,369
1,000,000		Charleston, WV, Urban Renewal Authority, Public Improvement Revenue Bonds, 5.25% (FSA INS), 12/15/2018	AAA	1,030,170
1,200,000		Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/(Original Issue Yield: 5.274%), 12/15/2022	AAA	1,218,360
500,000		Fairmont, WV, Waterworks, Series 1999, 5.25% (AMBAC INS)/(Original Issue Yield: 4.95%), 7/1/2017	Aaa	514,565
2,235,000		Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	Aaa	2,243,225
950,000		Gilmer County, WV, County Commission, Commercial Development Revenue Bonds, 6.00%, (Glenville State College Housing Project), 10/1/2017	NR	970,064
500,000		Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	AAA	560,525
680,000		Harrison County, WV, Building Commission, Healthcare, Maplewood Retirement Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	Aaa	685,624
420,000		Jackson County, WV, Revenue Bonds, 7.375% (FGIC INS), 6/1/2010	AAA	519,582
750,000		Kanawha County, WV, Commercial Development, Refunding Revenue Bonds, 6.50% (May Department Stores Co.), 6/1/2003	A+	783,082
730,000		Kanawha County, WV, PCR Bonds, 6.00% (FMC Corp.)/(Original Issue Yield: 5.999%), 12/1/2007	BBB-	731,416
2,025,000	(a)	Kanawha County, WV, PCR Bonds, 7.35% (Union Carbide Corp.), 8/1/2004	A2	2,165,697
285,000		Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Limited Partnership Project), 12/1/2009	NR	357,376
60,000		Marshall County, WV, Special Obligation Bonds, 6.50% (Original Issue Yield: 6.65%), 5/15/2010	AAA	65,527
570,000		Mason County, WV, PCR Bonds, 5.45% (Ohio Power Co.)/(AMBAC INS)/(Original Issue Yield: 5.47%), 12/1/2016	AAA	586,752
1,275,000		Mason County, WV, PCR Bonds, Series I, 6.85% (Appalachian Power Co.)/(Original Issue Yield: 6.89%), 6/1/2022	BBB+	1,317,088
100,000		Monongalia County, WV, PCR Bonds, 5.95% (Monongahela Power Co.)/(Original Issue Yield: 5.95%), 4/1/2013	AAA	103,835
80,000		Monongalia County, WV, PCR Bonds, 5.95% (Potomac Edison Co.)/(Original Issue Yield: 5.949%), 4/1/2013	A	84,149
150,000		Monongalia County, WV, PCR Bonds, 5.95% (West Penn Power Co.)/(Original Issue Yield: 5.949%), 4/1/2013	A+	155,752
1,000,000		Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	A+	1,022,130
350,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA INS)/(Original Issue Yield: 5.25%), 6/1/2013	AAA	361,067
785,000		Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.375%), 6/1/2018	AAA	791,877
750,000		Pleasants County, WV, PCR Refunding Bonds, 4.50%, 3/1/2003	A	758,175
830,000		Pleasants County, WV, PCR Refunding Bonds, 6.15% (West Penn Power Co.)/(AMBAC INS), 5/1/2015	AAA	890,100
150,000		Pleasants County, WV, PCR Refunding Bonds, Series C, 6.15% (Potomac Edison Co.), 5/1/2015	AAA	158,621
1,155,000		Pleasants County, WV, Refunding Bonds, 5.30% (American Cyanamid Co.), 12/1/2008	A3	1,182,755
1,000,000		Putnam County, WV, PCR Bonds, 6.60%, 7/1/2019	BBB+	1,032,140
585,000		Putnam County, WV, PCR Bonds, Series D, 5.45% (AMBAC INS)/(Original Issue Yield: 5.47%), 6/1/2019	AAA	598,285
340,000		Raleigh County, WV, Board of Education, GO UT, 4.00% (Original Issue Yield: 3.85%), 5/1/2003	AA-	345,202
865,000		Raleigh County, WV, Building Commission, Public Improvements, 5.00%, 10/1/2012	A+p	897,766
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond, 6.25% (Original Issue Yield: 6.60%), 8/1/2011	Aaa	2,073,925
2,015,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	Aaa	2,081,273
1,000,000		South Charleston, WV, PCR Refunding Bonds, 7.625% (Union Carbide Corp.), 8/1/2005	A	1,125,140
1,000,000		South Charleston, WV, Refunding Revenue Bonds, 5.10% (Union Carbide Corp.), 1/1/2012	BBB	1,004,770
500,000		South Charleston, WV, Revenue Bonds, 5.50% (Herbert J. Thomas Hospital)/(MBIA INS), 10/1/2009	AAA	508,340
175,000		Weirton, WV, Municipal Hospital Building, Refunding Revenue Bonds, 5.75% (Weirton Medical Center, Inc.)/(AMBAC INS)/(Original Issue Yield: 6.00%), 12/1/2003	AAA	176,575
275,000		West Virginia Housing Development Fund, Refunding Revenue Bonds, 6.70%, 5/1/2009	AAA	285,989
430,000		West Virginia Housing Development Fund, Refunding Revenue Bonds, Series A, 5.50%, 11/1/2011	AAA	445,910
735,000		West Virginia Housing Development Fund, Revenue Bonds, 5.35%, 11/1/2010	AAA	774,440
530,000		West Virginia Housing Development Fund, Series A, 5.55%, 11/1/2014	AAA	552,938
500,000		West Virginia Housing Development Fund, Series A, 5.65% (AMBAC INS)/(Original Issue Yield: 5.65%), 11/1/2021	AAA	508,615
165,000		West Virginia Housing Development Fund, Series A, 6.70% (Original Issue Yield: 6.699%), 11/1/2009	AAA	172,684
2,000,000		West Virginia School Building Authority, Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.90%), 7/1/2003	AAA	2,094,840
100,000		West Virginia School Building Authority, Revenue Bonds, 6.75% (MBIA INS)/(Original Issue Yield: 7.00%), 7/1/2004	AAA	109,410
750,000		West Virginia State, GO UT, 4.50% (FSA INS)/(Original Issue Yield: 4.59%), 6/1/2012	AAA	753,150
1,000,000		West Virginia State, GO UT, Highway Improvement Bonds, 5.25%, 6/1/2010	AAA	1,067,400
360,000		West Virginia State, GO UT, Series D, 5.00% (FGIC INS)/(Original Issue Yield: 5.57%), 11/1/2021	AAA	354,568
2,000,000		West Virginia State, GO UT, Water Utility & Sewer Improvements, Zero Coupon (Original Issue Yield: 4.98%)/(FGIC INS), 11/1/2010	AAA	1,320,680
720,000		West Virginia State, Revenue Bonds, Series A, 5.00% (Marshall University)/(FGIC INS)/(Original Issue Yield: 5.17%), 5/1/2020	AAA	715,615
1,250,000		West Virginia State, Revenue Bonds, Series A, 5.00% (Marshall University)/(FGIC INS)/(Original Issue Yield: 5.19%), 5/1/2021	AAA	1,239,063
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	AAA	1,562,625
260,000		West Virginia State Building Commission Lease, Series B, 5.375% (AMBAC INS)/(Original Issue Yield: 5.01%), 7/1/2018	AAA	274,999
1,000,000		West Virginia State College, Revenue Bonds, 5.75% (AMBAC INS)/(Original Issue Yield: 5.85%), 4/1/2003	AAA	1,043,360
200,000		West Virginia State College, Revenue Bonds, 5.75% (AMBAC INS)/(Original Issue Yield: 5.95%), 4/1/2004	AAA	212,006
700,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 4.75% (AMBAC INS)/(Original Issue Yield: 5.00%), 6/1/2015	AAA	685,370
1,000,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (West Virginia University Hospital, Inc.)/(MBIA INS)/(Original Issue Yield: 5.55%), 6/1/2016	AAA	1,001,490
100,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 6.25%), 9/1/2009	A2	108,642
365,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 6.50% (Charleston Area Medical Center, Inc.)/(Original Issue Yield: 6.542%), 9/1/2016	A2	425,612
700,000		West Virginia State Hospital Finance Authority, Revenue Bonds, 4.90% (West Virginia University Hospital, Inc.)/(MBIA INS)/(Original Issue Yield: 5.00%), 6/1/2004	AAA	727,475
1,750,000		West Virginia State Hospital Finance Authority, Revenue Bonds, 5.75% (Charleston Area Medical Center)/(MBIA INS)/(Original Issue Yield: 5.98%), 9/1/2013	AAA	1,854,405
200,000		West Virginia State Hospital Finance Authority, Revenue Bonds, Series A, 5.60% (Cabell Huntington Hospital)/(AMBAC INS)/(Original Issue Yield: 5.75%), 1/1/2005	AAA	213,158
100,000		West Virginia State Hospital Finance Authority, Revenue Bonds, Series A, 6.00% (Charleston Area Medical Center)/(Original Issue Yield: 6.10%), 9/1/2007	A2	106,854
1,000,000		West Virginia State Housing Development Fund, Series A, 5.05%, 11/1/2014	AAA	1,032,760
1,200,000		West Virginia State Housing Development Fund, Series C, 5.80% (Original Issue Yield: 5.80%), 5/1/2017	AAA	1,253,868
1,000,000		West Virginia State Housing Development Fund, Refunding Revenue Bonds, Series A, 5.10%, 11/1/2015	AAA	1,019,000
390,000		West Virginia University Board of Regents, Revenue Bonds, 5.90%, 4/1/2004	A+	403,428
50,000		West Virginia University Board of Regents, Revenue Bonds, 5.90% (MBIA INS), 4/1/2004	AAA	51,975
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (Student Union Project)/(AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	AAA	504,545
100,000		West Virginia University, Revenue Bonds, 5.50% (Marshall University Library)/(AMBAC INS)/(Original Issue Yield: 5.55%), 4/1/2009	AAA	106,226
1,000,000		West Virginia University, Revenue Bonds, Series B, 5.00% (Student Union Project)/(AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	AAA	1,016,220
500,000		West Virginia Water Development Authority, Series A, 5.375% (FSA INS)/(Original Issue Yield: 5.40%), 10/1/2015	AAA	524,675
985,000		West Virginia Water Development Authority, Series A, 5.50% (FSA INS)/(Original Issue Yield: 5.65%), 10/1/2020	AAA	1,014,205
135,000		West Virginia Water Development Authority, Refunding Revenue Bonds, Loan Program II, 5.00% (Original Issue Yield: 6.02%), 11/1/2018	AAA	135,103
425,000		Wetzel County, WV, Board of Education, GO UT, 7.00% (MBIA INS)/(Original Issue Yield: 7.15%), 5/1/2004	AAA	466,612
155,000		Wheeling, WV, GO UT, 7.50%, 6/1/2003	NR	165,817
500,000		Wheeling, WV, Waterworks & Sewer Systems, Refunding Revenue Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006	Aaa	526,730
300,000		Wheeling, WV, Waterworks & Sewer Systems, Revenue Bonds, Series C, 6.60% (FGIC INS)/(United States Treasury PRF)/(Original Issue Yield: 6.691%), 6/1/2002 (@100)	Baa1	309,573
135,000		Wood County, WV, Building Commission, Refunding Revenue Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/(AMBAC INS), 1/1/2006	AAA	144,167

		TOTAL LONG-TERM MUNICIPALS (identified cost $60,211,379)		62,269,800

MUTUAL FUND--2.8%
1,799,155		Federated Tax-Free Obligations Fund (at net asset value)		1,799,155

TOTAL INVESTMENTS (identified cost $62,010,534)(b)				$64,068,955

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 2001, this security amounted to $2,165,697 which represents 3.4% of net assets.

(b) The cost of investments for generally accepted accounting principles amounts to $62,044,879. The net unrealized appreciation of investments on a federal tax basis amounts to $2,024,076 which is comprised of $2,070,784 appreciation and $46,708 depreciation at July 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($64,629,146) at July 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GO--General Obligation
INS--Insured
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
PRF--Prerefunded
UT--Unlimited Tax

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2001 (Unaudited)
	WesMark Small Company Growth Fund	WesMark Growth Fund		WesMark Balanced Fund		WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund
Assets:
Total investments in securities, at value	$124,857,944	$251,332,262		$84,962,796		$157,174,421		$64,068,955
Cash	14,281	170,788		53,000		87,810		23,433
Income receivable	2,108	169,568		487,748		2,081,060		816,254
Receivable for investments sold	190,314	346,468		--		--		--

Total assets	25,064,647	252,019,086		85,503,544		159,343,291		64,908,642

Liabilities:
Payable for investments purchased	195,200	--		2,000,000		--		--
Income distribution payable	--	--		--		698,309		233,306
Accrued expenses	48,510	199,518		76,187		117,901		46,190

Total liabilities	243,710	199,518		2,076,187		816,210		279,496

Net Assets Consist of:
Paid in capital	25,786,139	229,086,592		73,565,710		156,099,334		62,775,529
Net unrealized appreciation (depreciation) of investments	(1,734,372)	18,129,384		7,250,134		4,627,253		2,024,076
Accumulated net realized gain (loss) on investments	853,381	4,173,817		2,655,423		(2,259,410)		(212,464)
Undistributed (overdistributed) net investment income (loss)	(84,211)	429,775		(43,910)		59,904		42,005

Total Net Assets	$124,820,937	$251,819,568		$83,427,357		$158,527,081		$64,629,146

Shares Outstanding	3,248,934	19,115,290		8,160,549		15,907,516		6,258,556

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share	$ 7.64	$ 13.17		$ 10.22		$ 9.97		$ 10.33

Offering Price Per Share (a)	$ 8.02 (b)	$ 13.83	(b)	$ 10.73	(b)	$ 10.36	(c)	$ 10.73	(c)

Redemption Proceeds Per Share	$ 7.64	$ 13.17		$ 10.22		$ 9.97		$ 10.33

Investments, at identified cost	$26,592,316	$233,202,878		$77,712,662		$152,547,168		$62,010,534	(d)

(a) See "What Do Shares Cost?" in the Prospectus.

(b) Computation of offering price per share 100/95.25 of net asset value.

(c) Computation of offering price per share 100/96.25 of net asset value.

(d) Cost for generally accepted accounting principles is $62,044,879.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2001 (Unaudited)
	WesMark Small Company Growth Fund	WesMark Growth Fund		WesMark Balanced Fund		WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Investment Income:
Dividends	$ 31,505	$ 1,391,704	(a)	$ 413,026	(b)	$ 92,973	$ --
Interest	67,272	253,734		883,605		4,812,365	1,619,356

Total income	98,777	1,645,438		1,296,631		4,905,338	1,619,356

Expenses:
Investment adviser fee	92,663	946,506		317,969		459,032	188,714
Administrative personnel and services fee	37,192	166,799		56,038		101,142	41,582
Custodian fees	5,954	18,561		8,466		10,941	6,523
Transfer and dividend disbursing agent fees and expenses	14,240	20,221		14,002		12,736	11,696
Directors'/Trustees' fees	1,348	2,019		1,443		1,610	1,273
Auditing fees	6,579	8,805		8,302		10,294	7,927
Legal fees	1,580	1,777		1,601		1,575	1,530
Portfolio accounting fees	28,142	33,200		23,083		24,277	26,462
Share registration costs	10,485	12,412		9,073		13,478	8,466
Printing and postage	8,181	20,102		7,932		6,120	6,194
Insurance premiums	215	697		446		496	377
Miscellaneous	348	6,048		1,594		2,036	3,066

Total expenses	206,927	1,237,147		449,949		643,737	303,810

Waivers--
Waiver of investment adviser fee	(2,559)	(7,532)		(42,396)		(38,253)	(94,357)
Waiver of administrative personnel and services fee	(20,864)	--		--		--	--

Total waivers	(23,423)	(7,532)		(42,396)		(38,253)	(94,357)

Net expenses	183,504	1,229,615		407,553		605,484	209,453

Net investment income (net operating loss)	(84,727)	415,823		889,078		4,299,854	1,409,903

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	853,838	4,176,630		2,655,496		(343,463)	1,153
Net change in unrealized appreciation (depreciation) of investments	(5,281,845)	(27,835,996)		(8,123,699)		2,262,436	343,971

Net realized and unrealized gain (loss) on investments	(4,428,007)	(23,659,366)		(5,468,203)		1,918,973	345,124

Change in net assets resulting from operations	$(4,512,734)	$(23,243,543)		$(4,579,125)		$6,218,827	$1,755,027

(a) Net of foreign taxes withheld of $15,860.

(b) Net of foreign taxes withheld of $5,207.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund
	Six Months Ended (Unaudited) July 31, 2001	Period Ended January 31, 2001(a)	Six Months Ended (Unaudited) July 31, 2001	Year Ended January 31, 2001	Six Months Ended (Unaudited) July 31, 2001	Year Ended January 31, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income (net operating loss)	$ (84,727)	$ (37,676)	$ 415,823	$ 1,314,001	$ 889,078	$1,977,060
Net realized gain on investments	853,838	1,190,899	4,176,630	35,849,586	2,655,496	4,321,664
Net change in unrealized appreciation (depreciation) of investments	(5,281,845)	(1,614,489)	(27,835,996)	10,784,670	(8,123,699)	4,875,252

Change in net assets resulting from operations	(4,512,734)	(461,266)	(23,243,543)	47,948,257	(4,579,125)	11,173,976
Distributions to Shareholders--
Distributions from net investment income	--	--	(87,690)	(1,307,341)	(933,087)	(1,976,961)
Distributions from net realized gain on investments	(658,874)	(494,290)	(10,876,097)	(48,497,082)	(1,791,425)	(5,651,960)

Change in net assets from distributions to shareholders	(658,874)	(494,290)	(10,963,787)	(49,804,423)	(2,724,512)	(7,628,921)

Share Transactions--
Proceeds from sale of shares	5,137,363	8,222,753	27,081,947	58,861,789	6,109,632	12,897,227
Proceeds from shares issued in connection with the tax-free transfer of assets of a Common Trust Fund	--	17,719,574	--	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	395,638	311,982	6,677,242	25,775,852	882,085	1,746,729
Cost of shares redeemed	(702,187)	(137,022)	(4,014,245)	(9,803,998)	(2,465,345)	(5,844,946)

Change in net assets from share transactions	4,830,814	26,117,287	29,744,944	74,833,643	4,526,372	8,799,010

Change in net assets	(340,794)	25,161,731	(4,462,386)	72,977,477	(2,777,265)	12,344,065
Net Assets:
Beginning of period	25,161,731	--	256,281,954	183,304,477	86,204,622	73,860,557

End of period	24,820,937	25,161,731	251,819,568	256,281,954	83,427,357	86,204,622

Undistributed (overdistributed) net investment income (loss) included in net assets at end of period	$ (84,211)	$ 516	$ 429,775	$ 101,642	$ (43,910)	$ 99

(a) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund
	Six Months Ended (Unaudited) July 31, 2001	Year Ended January 31, 2001	Six Months Ended (Unaudited) July 31, 2001	Year Ended January 31, 2001
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 4,299,854	$ 8,383,857	$ 1,409,903	$ 2,817,376
Net realized gain (loss) on investments	(343,463)	(1,205,183)	1,153	(213,038)
Net change in unrealized appreciation of investments	2,262,436	10,691,878	343,971	4,099,508

Change in net assets resulting from operations	6,218,827	17,870,552	1,755,027	6,703,846

Distributions to Shareholders--
Distributions from net investment income	(4,281,250)	(8,435,858)	(1,397,823)	(2,817,376)
Distributions from net realized gain on investments	--	--	--	(19,978)

Change in net assets from distributions to shareholders	(4,281,250)	(8,435,858)	(1,397,823)	(2,837,354)

Share Transactions--
Proceeds from sale of shares	8,924,594	24,878,926	3,807,926	4,643,791
Net asset value of shares issued to shareholders in payment of distributions declared	952,166	2,118,850	139,987	232,169
Cost of shares redeemed	(5,514,547)	(9,328,579)	(3,301,143)	(9,174,063)

Change in net assets from share transactions	4,362,213	17,669,197	646,770	(4,298,103)

Change in net assets	6,299,790	27,103,891	1,003,974	(431,611)
Net Assets:
Beginning of period	152,227,291	125,123,400	63,625,172	64,056,783

End of period	158,527,081	152,227,291	64,629,146	63,625,172

Undistributed net investment income included in net assets at end of period	$ 59,904	$ 41,300	$ 42,005	$ 192

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
Year Ended January 31,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
WesMark Small Company Growth Fund
2001(c)	$ 10.00	(0.01)	(0.36)	(0.37)	--	(0.23)	(0.23)
2001(e)	$ 9.40	(0.03)	(1.52)	(1.55)	--	(0.21)	(0.21)
WesMark Growth Fund
1998(f)	$ 10.00	0.09	1.71	1.80	(0.08)	(0.57)	(0.65)
1999	$ 11.15	0.06	2.38	2.44	(0.06)	(0.79)	(0.85)
2000	$ 12.74	0.01	3.95	3.96	(0.01)	(1.60)	(1.61)
2001	$ 15.09	0.08	3.48	3.56	(0.08)	(3.47)	(3.55)
2001(e)	$ 15.10	0.03	(1.36)	(1.33)	(0.01)	(0.59)	(0.60)
WesMark Balanced Fund
1999(h)	$ 10.00	0.24	0.30	0.54	(0.24)	(0.49)	(0.73)
2000	$ 9.81	0.25	1.07	1.32	(0.25)	(0.24)	(0.49)
2001	$ 10.64	0.27	1.26	1.53	(0.27)	(0.76)	(1.03)
2001(e)	$ 11.14	0.11	(0.69)	(0.58)	(0.12)	(0.22)	(0.34)
WesMark Bond Fund
1999(h)	$ 10.00	0.43	0.13	0.56	(0.43)	(0.02)	(0.45)
2000	$ 10.11	0.56	(0.89)	(0.33)	(0.56)	(0.01)	(0.57)
2001	$ 9.21	0.59	0.63	1.22	(0.59)	--	(0.59)
2001(e)	$ 9.84	0.27	0.13	0.40	(0.27)	--	(0.27)
WesMark West Virginia Municipal Bond Fund
1998(f)	$ 10.00	0.35	0.31	0.66	(0.35)	(0.01)	(0.36)
1999	$ 10.30	0.43	0.12	0.55	(0.43)	(0.01)	(0.44)
2000	$ 10.41	0.44	(0.72)	(0.28)	(0.44)	(0.03)	(0.47)
2001	$ 9.66	0.45	0.61	1.06	(0.45)	0.00(i)	(0.45)
2001(e)	$ 10.27	0.23	0.06	0.29	(0.23)	--	(0.23)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.

(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(d) Computed on an annualized basis.

(e) For the six months ended July 31, 2001 (unaudited).

(f) Reflects operations for the period from April 14, 1997 (date of initial public investment) to January 31, 1998.

(g) Amount represents less than 0.01%.

(h) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

(i) Amount represents less than $0.01.

(j) As required, effective February 1, 2001, the West Virginia Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change, for the six months ended July 31, 2001, was to increase the ratio of the net investment income to average net assets from 4.45% to 4.48%.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Net Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
WesMark Small Company Growth Fund
$ 9.40	(3.16)%	1.70%(d)	(0.40)%(d)	0.28%(d)	$ 25,162	27%
$ 7.64	(16.44)%	1.50%(d)	(0.69)%(d)	0.19%(d)	$ 24,821	15%
WesMark Growth Fund
$11.15	18.24%	1.14%(d)	0.99%(d)	0.00%(d)(g)	$ 114,142	58%
$12.74	22.58%	1.04%	0.50%	0.01%	$ 135,078	58%
$15.09	31.22%	0.95%	0.10%	0.01%	$ 183,304	71%
$15.10	25.41%	0.97%	0.58%	0.01%	$ 256,282	77%
$13.17	(8.67)%	0.97%(d)	0.33%(d)	0.01%(d)	$ 251,820	17%
WesMark Balanced Fund
$ 9.81	5.50%	1.15%(d)	3.03%(d)	0.09%(d)	$ 60,887	57%
$10.64	13.52%	0.90%	2.38%	0.15%	$ 73,864	44%
$11.14	14.99%	0.98%	2.41%	0.11%	$ 86,205	48%
$10.22	(5.17)%	0.96%(d)	2.10%(d)	0.10%(d)	$ 83,427	23%
WesMark Bond Fund
$10.11	5.70%	0.90%(d)	5.47%(d)	0.07%(d)	$ 117,646	39%
$ 9.21	(3.41)%	0.72%	5.85%	0.10%	$ 125,123	26%
$ 9.84	13.71%	0.82%	6.22%	0.06%	$ 152,227	25%
$ 9.97	4.16%	0.79%(d)	5.62%(d)	0.05%(d)	$ 158,527	22%
WesMark West Virginia Municipal Bond Fund
$10.30	6.64%	0.74%(d)	4.26%(d)	0.30%(d)	$ 66,381	6%
$10.41	5.46%	0.74%	4.20%	0.29%	$ 67,434	17%
$ 9.66	(2.77)%	0.65%	4.37%	0.30%	$ 64,057	30%
$10.27	11.26%	0.73%	4.53%	0.30%	$ 63,625	29%
$10.33	2.82%	0.68%(d)	4.48%(d)(j)	0.30%(d)	$ 64,629	11%

WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS

July 31, 2001 (Unaudited)

(1) Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund ("Small Company Growth Fund")	diversified	to achieve capital appreciation
WesMark Growth Fund ("Growth Fund")	diversified	to achieve capital appreciation
WesMark Balanced Fund ("Balanced Fund")	diversified	to achieve capital appreciation and income
WesMark Bond Fund ("Bond Fund")	diversified	to achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund ("West Virginia Municipal Bond Fund")	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On August 8, 2000, the Small Company Growth Fund received a tax-free transfer of assets from a Common Trust Fund as follows:

Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation(1)	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,771,957	$17,719,574	$5,161,962	--	$17,719,574	$17,719,574

(1) Unrealized Appreciation is included in the Common Trust Fund Net Assets Received amount shown above.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation--U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

As required, effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premiums on debt securities. Prior to February 1, 2001, the West Virginia Municipal Bond Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the West Virginia Municipal Bond Fund, but resulted in a $29,733 increase in cost of securities and a corresponding $29,733 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

For the six months ended July 31, 2001, the effect of this change on the West Virginia Municipal Bond Fund was to increase the net investment income by $10,944, decrease net unrealized appreciation by $4,612 and decrease net realized gains by $6,332. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Taxes--It is each Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with applicable country's rules and rates.

At January 31, 2001, the Funds, for federal tax purposes, had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gain on investments, if any to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follow:

Fund Name	Capital Loss Carryforward to Expire in 2008	Capital Loss Carryforward to Expire in 2009	Total Capital Loss Carryforwards
Bond Fund	$ 710,764	$ 749,595	$ 1,460,359
West Virginia Municipal Bond Fund	--	178,206	178,206

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on the restricted security held by West Virginia Municipal Bond Fund at July 31, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
Kanawha County, WV, PCR, 7.35%	3 /5/1996	$ 2,309,987

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Small Company Growth Fund
	Six Months Ended July 31, 2001	Period Ended January 31, 2001 (a)
Shares sold	608,009	877,899
Shares issued in connection with the tax-free transfer of assets of a Common Trust Fund	--	1,771,957
Shares issued to shareholders in payment of distributions declared	53,975	40,308
Shares redeemed	(88,452)	(14,762)

Net change resulting from share transactions	573,532	2,675,402

(a) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

	Growth Fund
	Six Months Ended July 31, 2001	Year Ended January 31, 2001
Shares sold	1,892,830	3,689,339
Shares issued to shareholders in payment of distributions declared	533,407	1,743,931
Shares redeemed	(285,192)	(604,300)

Net change resulting from share transactions	2,141,045	4,828,970

	Balanced Fund
	Six Months Ended July 31, 2001	Year Ended January 31, 2001
Shares sold	567,305	1,159,895
Shares issued to shareholders in payment of distributions declared	87,409	161,075
Shares redeemed	(232,668)	(526,492)

Net change resulting from share transactions	422,046	794,478

	Bond Fund
	Six Months Ended July 31, 2001	Year Ended January 31, 2001
Shares sold	906,654	2,643,571
Shares issued to shareholders in payment of distributions declared	96,808	225,243
Shares redeemed	(560,748)	(996,299)

Net change resulting from share transactions	442,714	1,872,515

	West Virginia Municipal Bond Fund
	Six Months Ended July 31, 2001	Year Ended January 31, 2001
Shares sold	371,198	468,856
Shares issued to shareholders in payment of distributions declared	13,692	23,364
Shares redeemed	(323,072)	(929,985)

Net change resulting from share transactions	61,818	(437,765)

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department, the Funds' investment adviser (the "Adviser" or "WesBanco"), receives for its services an annual fee equal to the percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio.

Distribution (12b-1) Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' shares, annually, to compensate Edgewood Services, Inc. For the six months ended July 31, 2001, the Funds did not incur fees under the Plan.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco, the Funds will pay WesBanco up to 0.25% of average daily net assets for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. For the six months ended July 31, 2001, the Funds did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--WesBanco is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expense--Organizational expenses of $5,607 for Growth Fund and $6,169 for West Virginia Municipal Bond Fund were borne initially by the Adviser. The Funds have agreed to reimburse the Adviser for these expenses. These expenses have been deferred and were amortized over the five-year period following each Fund's effective date. As of July 31, 2001, these expenses have been fully amortized.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the SEC, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor. As of July 31, 2001, each Fund owned the following percentages of the affiliated funds' outstanding shares:

Fund Name	Affiliated Fund Name	% of Outstanding Shares
Small Company Growth Fund	Federated U.S. Treasury Cash Reserves Fund	0.02%
Growth Fund	Federated U.S. Treasury Cash Reserves Fund	0.01%
Balanced Fund	Federated U.S. Treasury Cash Reserves Fund	0.04%
Bond Fund	Federated Prime Obligations Fund	0.01%
West Virginia Municipal Bond Fund	Federated Tax-Free Obligations Fund	0.04%

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities and U.S. government securities (and in-kind contributions), for the six months ended July 31, 2001, were as follows:

Fund Name	Purchases	Sales
Small Company Growth Fund	$ 7,861,416	$ 3,482,120
Growth Fund	75,798,179	42,405,200
Balanced Fund	20,538,183	13,189,668
Bond Fund	13,021,626	6,447,601
West Virginia Municipal Bond Fund	6,853,237	7,475,215

Purchases and sales of long-term U.S. government securities, for the six months ended July 31, 2001, were as follows:

Fund Name	Purchases	Sales
Balanced Fund	$ 2,250,000	$ 5,435,178
Bond Fund	15,000,000	26,917,342

(6) Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2001, 48.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.8% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

TRUSTEES

John F. Donahue

Thomas C. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

OFFICERS

John F. Donahue
Chairman

Peter J. Germain
President

Richard J. Thomas
Treasurer

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Beth S. Broderick
Vice President and Assistant Treasurer

Kirk A. Montgomery
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

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Family of Funds

Combined Semi-Annual Report

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Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
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Cusip 951025402
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